MORGAN STANLEY CAPITAL I INC. ABS-15G

Exhibit 99.6 - Schedule 1

ATR QM Data Fields
Loans in Report: 2

Client Loan Number	Alt Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator
XXXXXXXXX	9251307	Not covered/exempt	No	No
XXXXXXXXX	9217234	Not covered/exempt	No	No
2